Business Combination	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business Combination
3. Business Combination
On April 6, 2021, the Company entered into a merger agreement (the “Merger Agreement”) with Mountain Crest Acquisition Corp. II, (“MCAD”), a special purpose acquisition company. In connection with the merger agreement, MCAD entered into subscription agreements (the “Subscription Agreements”) dated as of
April 6, 2021
, with certain institutional and accredited investors (the “PIPE Investors”), pursuant to which, among other things, MCAD agreed to issue and sell, in a private placement immediately prior to the closing of the Business Combination, an aggregate of
5.0
 million shares of Common Stock for $
10.00
per share (the “PIPE Shares”).

On October 28, 2021, pursuant to the terms of the Merger Agreement, MCAD merged with and into former Better Therapeutics, Inc, (“Legacy BTX”), with Legacy BTX surviving as a wholly owned subsidiary of MCAD with the new name Better Therapeutics, Inc. (the “Business Combination”). The Company raised $
59
 million in funding upon the completion of the merger with MCAD. Under the merger Agreement, MCAD acquired all of the outstanding shares of Legacy BTX in exchange for
15.2
 million shares of MCAD. In connection with the merger, MCAD was renamed Better Therapeutics, Inc.
The Company accounted for the Business Combination as a reverse recapitalization, which is the equivalent of Legacy BTX issuing stock for the net assets of MCAD, accompanied by a recapitalization, with MCAD treated as the acquired company for accounting purposes. The determination of MCAD as the “acquired” company for accounting purposes was primarily based on the fact that subsequent to the Business Combination, Legacy BTX had a majority of the voting power of the combined company, Legacy BTX would comprise all of the ongoing operations of the combined entity, a majority of the governing body of the combined company and Legacy BTXs’ senior management would comprise all of the senior management of the combined company. The net assets of MCAD were stated at historical cost with no goodwill or other intangible assets recorded. Reported results from operations included herein prior to the Business Combination are those of Legacy BTX. The shares and corresponding capital amounts and loss per share related to Legacy BTX’s outstanding redeemable convertible preferred stock, redeemable convertible common stock and common stock prior to the Business Combination have been retroactively restated to reflect the exchange ratio established in the Business Combination of
0.9475
.
In connection with the Business Combination, the Company incurred underwriting fees and other costs considered direct and incremental to the transaction totaling $
16.7
 million consisting of legal, accounting, financial advisory and other professional fees.
PIPE Financing (Private Placement)
Concurrent with the execution of the Business Combination Agreement, The Company entered into subscription agreements with MCAD. Pursuant to the Subscription Agreements, each PIPE Investor subscribed for and purchased, and MCAD issued and sold to such investors, an aggregate of
5,000,000
shares of MCAD’s common stock for a purchase price of $
10.00
per share, for aggregate gross proceeds of $
50.0
 million (the “PIPE Financing”).
The Company received $
9.5
 million of MCAD cash and cash held in trust for net proceeds of $
42.8
 million. In addition, the Company also assumed $
43
 thousand of prepaid assets and $
245
 thousand of accrued liabilities upon the closing of the Business Combination.